WARRANT LIABILITY (Details) - $ / shares	12 Months Ended
	Dec. 31, 2021	Sep. 17, 2020
Warrants [Abstract]
Period to exercise warrants after public offerings	12 months
Expiration period of warrants	5 years
Number of days to file registration statement	15 days
Period for registration statement to become effective	60 days
Notice period to redeem warrants	30 days
Share price (in dollars per share)		$ 10.00
Tender offer provisions	50.00%
Minimum [Member]
Warrants [Abstract]
Period warrants to become excisable after business combination	30 days
Class A Common Stock [Member]
Warrants [Abstract]
Warrant redemption price (in dollars per share)	$ 0.01
Number of trading days	30 days
Trading day threshold period	20 days
Class A Common Stock [Member] | Minimum [Member]
Warrants [Abstract]
Share price (in dollars per share)	$ 18.00
Class A Common Stock [Member] | Additional Issue of Common Stock or Equity-linked Securities [Member]
Warrants [Abstract]
Share price (in dollars per share)	$ 9.20
Percentage of newly issued price to be adjusted to exercise price of warrants	115.00%
Period for warrants to become exercisable	30 days